Rule 497(e)
                                        Reg. No. 33-45437
                                        File No. 811-6549

                          AMERICA'S UTILITY FUND, INC.
                             Prospectus Supplement
                      to the Prospectus dated May 24, 1996

        Mentor Investment Advisors, LLC ("Mentor Advisors") acts as investment adviser of the Fund. Mentor Advisors is a wholly owned subsidiary of Mentor Investment Group, LLC. Mentor Advisors, along with its affiliates, serves as investment adviser to twenty-one separate investment portfolios in the Mentor Family of Funds.

November 1, 1996



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                                        Rule 497(e)
                                        Reg. No. 33-45437
                                        File No. 811-6549

                          AMERICA'S UTILITY FUND, INC.

             Supplement to the Statement of Additional Information
                               dated May 24, 1996

        Mentor Investment Advisors, LLC ("Mentor Advisors") acts as investment adviser of the Fund. Mentor Advisors is a wholly owned subsidiary of Mentor Investment Group, LLC ("Mentor Investment Group"), which in turn is a subsidiary of Wheat First Butcher Singer, Inc. Mentor Investment
Group serves as the administrator to the Fund.

November 1, 1996